Derivatives and Hedge Accounting Activities (Selected Information Related to Gains (Losses) on Cash Flow Hedges Included in AOCI) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (235)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(2)
Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(13)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(1)
Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	(25)
Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	(3)
Commodity | Natural Gas
Derivative Instruments Gain Loss [Line Items]
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 1
Maximum Term	36 months
Commodity | Electricity
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 27
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 26
Maximum Term	24 months
Commodity | Other Energy Contract
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 2
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 2
Maximum Term	3 months
Interest rate
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (276)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (29)
Maximum Term	396 months
Interest rate | Virginia Electric and Power Company
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (13)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (1)
Maximum Term	396 months
Interest rate | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ (39)
Interest rate, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (3)
Maximum Term	312 months
Foreign currency
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 12
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (2)
Maximum Term	90 months
Foreign currency | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 12
Foreign currency, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ (2)
Maximum Term	90 months
NGLs | Dominion Energy Gas Holdings, LLC
Derivative Instruments Gain Loss [Line Items]
AOCI After-Tax	$ 2
Commodities, Amounts Expected to be Reclassified to Earnings During the Next 12 Months After-Tax	$ 2
Maximum Term	3 months